Related parties - Summarized Changes of Number of Restricted and Performance Shares Granted (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ultrapar [member]
Disclosure of transactions between related parties [line items]
Shares granted	21,352,545
Hidrovias do Brasil [member]
Disclosure of transactions between related parties [line items]
Shares granted	1,244,523
Restricted and Performance Stock [member] | Ultrapar [member]
Disclosure of transactions between related parties [line items]
Share granted, beginning	18,521,704	14,834,595	8,934,704
Shares granted	5,351,177	5,061,396	6,930,871
Cancellation of granted shares due to termination of executive employment	(209,432)	(139,105)	(583,180)
Shares transferred (vesting)	(2,310,904)	(1,235,182)	(447,800)
Share granted, ending	21,352,545	18,521,704	14,834,595
Restricted and Performance Stock [member] | Hidrovias do Brasil [member]
Disclosure of transactions between related parties [line items]
Share granted, beginning	0
Shares granted	1,244,523
Share granted, ending	1,244,523	0